MINING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Mining Interests [Line Items]
Disclosure of detailed information about mining interests [Table Text Block]
	December 31, 2024	December 31, 2023
Depletable properties	$779,890	$786,316
Non-depletable properties (exploration and evaluation costs, exploration potential)	254,632	212,519
	$1,034,522	$998,835

Depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Disclosure of detailed information about mining interests producing properties and exploration properties [Table Text Block]
Depletable properties	San Dimas	Santa Elena	La Encantada	Jerritt Canyon	Non- producing Properties(1)	Total
Cost
At December 31, 2022	$315,129	$151,396	$124,740	$476,541	$212,838	$1,280,644
Additions	26,602	29,014	2,752	13,307	-	71,675
Change in decommissioning liabilities	(2,685)	816	(634)	(3,183)	152	(5,534)
Transfer from non-depletable properties	26,426	1,897	2,021	-	-	30,344
At December 31, 2023	$365,472	$183,123	$128,879	$486,665	$212,990	$1,377,129
Additions	29,628	21,599	2,927	-	-	54,154
Change in decommissioning liabilities	(2,346)	(1,302)	(1,362)	6,165	(2,100)	(945)
Transfer from non-depletable properties	-	2,179	1,702	-	-	3,881
At December 31, 2024	$392,754	$205,599	$132,146	$492,830	$210,889	$1,434,218
Accumulated depletion, amortization and impairment
At December 31, 2022	($103,471)	($41,302)	($101,244)	($51,383)	($150,424)	($447,824)
Depletion and amortization	(34,059)	(18,698)	(5,454)	(6,650)	-	(64,861)
Impairment (Note 18)	-	-	-	(78,128)	-	(78,128)
At December 31, 2023	($137,530)	($60,000)	($106,698)	($136,161)	($150,424)	($590,813)
Depletion and amortization	(33,567)	(23,866)	(6,082)	-	-	(63,515)
At December 31, 2024	($171,097)	($83,866)	($112,780)	($136,161)	($150,424)	($654,328)

Carrying values
At December 31, 2023	$227,942	$123,123	$22,181	$350,504	$62,566	$786,316
At December 31, 2024	$221,657	$121,733	$19,366	$356,669	$60,466	$779,890

(1) Non-producing properties include the San Martin, Del Toro, La Parrilla and La Guitarra mines. La Guitarra and La Parrilla were disposed on March 29, 2023 and August 14, 2023, respectively. As of December 31, 2023, the assets and liabilities have been derecognized (Note 14).

Non-depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Disclosure of detailed information about mining interests producing properties and exploration properties [Table Text Block]
Non-depletable properties	San Dimas(a)	Santa Elena(b)	La Encantada(c)	Jerritt Canyon(d)	Non- producing Properties(1)	Exploration Projects(2)	Springpole Stream(e)	Total
At December 31, 2022	$38,831	$41,731	$4,935	$93,680	$13,781	$23,489	$11,856	$228,304
Exploration and evaluation expenditures	12,291	10,649	1,547	6,353	623	695	-	32,158
Change in decommissioning liabilities	-	-	-	-	-	(15)	-	(15)
Impairment (Note 18)	-	-	-	(17,388)	-	-	-	(17,388)
Disposal of La Joya	-	-	-	-	-	(196)	-	(196)
Transfer to depletable properties	(26,426)	(1,897)	(2,021)	-	-	-	-	(30,344)
At December 31, 2023	$24,696	$50,483	$4,461	$82,645	$14,404	$23,973	$11,856	$212,519
Exploration and evaluation expenditures	16,022	18,725	1,953	8,472	471	351	-	45,994
Transfer to depletable properties	-	(2,179)	(1,702)	-	-	-	-	(3,881)
At December 31, 2024	$40,718	$67,029	$4,712	$91,117	$14,875	$24,324	$11,856	$254,632

(1) Non-producing properties include the San Martin, Del Toro, La Parrilla and La Guitarra mines. La Guitarra and La Parrilla were classified as assets held-for-sale up to the date of disposition on March 29, 2023 and August 14, 2023, respectively. As of December 31, 2023, the assets and liabilities have been derecognized (Note 14).

(2) Exploration projects include the La Luz, La Joya, Los Amoles, Jalisco Group of Properties and Jimenez del Tuel projects. The La Joya project was disposed during the second quarter of 2023.